June 25, 2001


Dear Shareholder:

I am pleased to report on the strong performance of the PIMCO Advisory Services Total Return Separate Account Portfolio for the six months ended April 30, 2001.

During this period, the Portfolio delivered a total return of 6.35%, exceeding the 6.22% return of its benchmark, the Lehman Brothers Aggregate Index. And longer-term performance was solid as well. The Portfolio's total return for the twelve months ended April 30, 2001 was 16.93%, compared with 12.39% for the Index.

Of course, the Portfolio's performance was supported by one of the strongest bond markets in recent history. The market thrived on signs of a slowing economy and on expectations for significant Fed support in the form of interest rate reductions. The Portfolio's above-benchmark duration exposure and focus on higher quality areas of the bond market enhanced performance.

Key to the solid track record of this and other PIMCO portfolios is the firm's focus on the long term. And we encourage you to keep a long-term investment outlook too. As Bill Gross - PIMCO's renowned CIO - has said: "Set your sights on a horizon and sail until you get there."

What is PIMCO's long-term outlook at present? The firm's bond experts expect global growth to continue to slow and inflation to remain under control. In this environment, they believe fixed-income investments will perform well. For now, PIMCO remains committed to higher quality investments, especially mortgages, which offer attractive yields with minimal credit risk. In 2002 and beyond, however, PIMCO believes that opportunities for high yield and corporate bonds will improve.

Finally, I'd like to thank you for investing with us. We remain dedicated to serving your unique investment needs through the quality of our services and the discipline of the PIMCO investment process.

Sincerely,



Stephen Treadway
CHIEF EXECUTIVE OFFICER
PIMCO ADVISORY SERVICES

                                      FISH
                                    SERIES C
                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2001
                                   (UNAUDITED)

PRINCIPAL
  AMOUNT
  (000)                                                               VALUE
---------                                                          ------------
            U.S. GOVERNMENT AGENCY SECURITIES - 92.3%
            FEDERAL HOME LOAN BANK - 13.2%
$     215     6.30%, 10/28/13 (a) ..............................   $    208,675
    1,250     6.575%, 3/11/09 (a) ..............................      1,250,918
                                                                   ------------
                                                                      1,459,593
                                                                   ------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION - 51.1%
       23     4.00%, 2/25/09 (a) ...............................         22,109
      922     6.00%, 12/25/07, IO ..............................         39,717
      150     6.00%, 5/14/31 (b) ...............................        144,704
    3,000     6.625%, 9/15/09 ..................................      3,131,955
       66     6.676%, 5/1/01, FRN (a) ..........................         66,106
       46     6.991%, 4/1/02, FRN (a) ..........................         46,931
    2,000     7.50%, 5/14/31 (b) ...............................      2,040,620
      126     8.247%, 5/1/01, FRN (a) ..........................        132,212
       33     8.331%, 5/1/01, FRN (a) ..........................         33,976
                                                                   ------------
                                                                      5,658,330
                                                                   ------------
            FREDDIE MAC - 26.6%
      527     6.25%, 1/28/14-2/25/14 (a) .......................        508,393
      278     6.50%, 7/22/13 (a) ...............................        272,506
      199     6.655%, 5/1/01, FRN (a) ..........................        199,333
       57     6.75%, 5/1/01, FRN (a) ...........................         58,025
    1,800     6.875%, 1/15/05-9/15/10 (a) ......................      1,900,584
                                                                   ------------
                                                                      2,938,841
                                                                   ------------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.4%
      160     7.375%, 5/1/01, FRN (a) ..........................        161,537
                                                                   ------------

            Total U.S. Government Agency Securities
              (cost-$10,189,080) ...............................     10,218,301
                                                                   ------------

            CORPORATE BONDS & NOTES - 46.9%
            AIRLINES - 5.6%
      350   American Airlines, Inc., Pass thru certificates,
              Series 91-A2 10.18%, 1/2/13 (a) ..................        379,062
       24   Continental Airlines, Inc., Pass thru certificates,
              Series 96-2D 11.50%, 4/2/08 (a) ..................         26,917
      100   United Airlines, Inc., Pass thru certificates,
              Series 91-B2 10.125%, 3/22/15 (a) ................        106,076
      100   US Airways Inc., Pass thru certificates,
              Series 2000-2G 8.02%, 2/5/19 (a) .................        105,339
                                                                   ------------
                                                                        617,394
                                                                   ------------
            BANKING - 1.0%
      100   KBC Bank Funding Trust III, VRN
              9.86%, 11/2/09 (a) (c) ...........................        110,630
                                                                   ------------

            FINANCIAL SERVICES - 3.6%
      100   Associates Corp. North America,
              6.875%, 11/15/08 (a) .............................        101,575
      100   Bear Stearns & Co., Inc.,
              6.20%, 3/30/03 (a) ...............................        100,985
      200   Morgan Stanley Dean Witter & Co.,
              6.75%, 4/15/11 (a) ...............................        199,198
                                                                   ------------
                                                                        401,758
                                                                   ------------
            FINANCING - 4.9%
      150   Finova Capital Corp., FRN
              5.19%, 6/18/01 (a) ...............................        123,094
      200   Ford Motor Credit Co.
              7.38%, 2/1/11 ....................................        205,271
      100   HSBC Capital Funding LP, VRN
              9.547%, 6/30/10 (a) (c) ..........................        112,915
      100   PP&L Capital Funding, Inc.,
              7.75%, 4/15/05 (a) ...............................        102,596
                                                                   ------------
                                                                        543,876
                                                                   ------------

                                      FISH
                                    SERIES C
                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2001
                                   (CONTINUED)
PRINCIPAL
  AMOUNT
  (000)                                                               VALUE
---------                                                          ------------
            CORPORATE BONDS & NOTES (CONTINUED)
            FOOD - 0.9%
$     100   ConAgra Foods, Inc.,
              7.50%, 9/15/05 (a) ...............................   $    104,062

            HEALTHCARE & HOSPITALS - 0.9%
      100   HCA-The Healthcare Co., FRN
              6.44%, 6/19/01 (a) ...............................        100,057
                                                                   ------------

            HOTELS/GAMING - 4.6%
      200   Hilton Hotels Corp.,
              7.70%, 7/15/02 (a) ...............................        203,182
      100   Mirage Resorts Inc.,
              6.625%, 2/1/05 (a) ...............................         98,466
      200   Park Place Entertainment Corp.,
              7.95%, 8/1/03 (a) ................................        205,813
                                                                   ------------
                                                                        507,461
                                                                   ------------
              INDUSTRIAL - 1.1%
      100   American Standard, Inc.,
              7.125%, 2/15/03 (a) ..............................        100,000
      100   Federal-Mogul Co.,
              7.375%, 1/15/06 (a) ..............................         16,500
                                                                   ------------
                                                                        116,500
                                                                   ------------
            MEASURING INSTRUMENTS - 0.9%
      100   Beckman Coulter Inc.,
              7.10%, 3/4/03 (a) ................................        100,782
                                                                   ------------

            MULTI-MEDIA - 0.9%
      100   Tele-Communications Inc.
              8.25%, 1/15/03 (a) ...............................        104,061
                                                                   ------------

            OIL/GAS - 1.9%
      100   Cliffs Drilling Co.
              10.25%, 5/15/03 (a) ..............................        103,625
      100   Phillips Petroleum Co.,
              6.65%, 3/1/03 (a) ................................        102,561
                                                                   ------------
                                                                        206,186
                                                                   ------------
            PAPER - 0.9%
      100   International Paper Co., FRN
              5.60%, 7/9/01 (a) ................................        100,185
                                                                   ------------

            TELECOMMUNICATIONS - 6.5%
      200   Centurytel, Inc., Series I,VRN
              7.75%, 10/15/02 (a) ..............................        203,371
      100   Cox Communications, Inc.,
              6.69%, 9/20/04 (a) ...............................        101,859
      100   Deutsche Telekom International Finance, GDR
              7.75%, 6/15/05 (a) ...............................        103,554
      200   France Telecom SA,
              7.75%, 3/1/11 (a) (c) ............................        203,624
      100   Vodafone Airtouch plc
              7.75%, 2/15/10 (a) ...............................        106,600
                                                                   ------------
                                                                        719,008
                                                                   ------------
            UTILITIES - 6.7%
      100   Cinergy Corp.,
              6.125%, 4/15/04 (a) ..............................         97,666
      100   CMS Energy Corp.,
              6.75%, 1/15/04 (a) ...............................         96,422
      200   Idaho Power Corp.
              6.60%, 3/2/11 (a) ................................        195,257

                                      FISH
                                    SERIES C
                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2001
                                   (CONTINUED)

PRINCIPAL
  AMOUNT
  (000)                                                               VALUE
---------                                                          ------------
            CORPORATE BONDS & NOTES (CONTINUED)
            UTILITIES (CONCLUDED)
$     200   Niagara Mohawk Power Corp.
              7.75%, 5/15/06 (a) ...............................   $    208,824
      200   Southern CA Edison Co., FRN
              5.975%, 5/1/01 (a) ...............................        139,500
                                                                   ------------
                                                                        737,669
                                                                   ------------
            WASTE DISPOSAL - 1.8%
      200   Waste Management Inc.
              6.63%, 7/15/02 (a) ...............................        200,528
                                                                   ------------
                Total Corporate Bonds & Notes
                (cost-$4,676,100) ..............................      4,670,157
                                                                   ------------
            U.S. TREASURY NOTES - 9.6%
              3.625%, 7/15/02-1/15/08 (a) (cost-$1,050,277) ....      1,065,690
                                                                   ------------

            ASSET-BACKED SECURITIES - 5.7%
      100   Keystone Owner Trust
              8.50%, 1/25/29 (c) ...............................         84,188
       27   Money Store Home Equity Trust
              6.49%, 10/15/26 (a) ..............................         27,638
      515   Residential Asset Securitization Trust
              7.00%, 1/25/28 (a) ...............................        521,229
                                                                   ------------
                Total Asset-Backed Securities (cost-$579,586) ..        633,055
                                                                   ------------

            SOVEREIGN DEBT OBLIGATIONS- 1.8%
            BRAZIL - 0.8%
      100   Republic of Brazil, FRN
              5.44%, 10/15/01 (a) ..............................         89,123
            POLAND - 1.0%
      150   Republic of Poland, FRN
              3.75%, 10/27/03 (a) ..............................        106,444
                                                                   ------------
                Total Sovereign Debt Obligations
                (cost-$187,597) ................................        195,567
                                                                   ------------

CONTRACTS
---------
            OPTIONS PURCHASED - 0.0%
        5   U.S. Treasury Bond, Over-the-Counter Put,
              5.50%, 2/15/08
              Strike price @ $92.50, expires 7/2/01 (a) (d)
              (premium paid-$781) ..............................             50
                                                                   ------------

PRINCIPAL
  AMOUNT
  (000)
---------
            SHORT-TERM INVESTMENTS - 10.6%
            CORPORATE NOTES - 4.5%
            ENERGY - 2.4%
      256   Niagara Mohawk Power Corp.,
              9.25%, 10/1/01 (a) ...............................        260,708
            FINANCING - 0.9%
      100   Golden State Escrow Corp.,
              6.75%, 8/1/01 (a) ................................        100,104
            MULTI-MEDIA - 1.2%
      135   Time Warner, Inc., pass thru certificates, FRN
              6.10%, 12/30/01 (a) (c) ..........................        135,674
                                                                   ------------

              Total Corporate Notes (cost-$491,609) ............        496,486
                                                                   ------------

                                      FISH
                                    SERIES C
                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2001
                                   (CONCLUDED)

PRINCIPAL
  AMOUNT
  (000)                                                               VALUE
---------                                                          ------------
            SHORT-TERM INVESTMENTS (CONTINUED)
            COMMERCIAL PAPER - 4.5%
$     100   Morgan Stanley Dean Witter & Co.
              4.94%, 5/17/01 (a) ...............................   $     99,780
      400   Queensland Treasury Corp.
              4.24%, 7/23/01 (a) ...............................        395,908
                                                                   ------------

              Total Commercial Paper (cost-$495,870) ...........        495,688
                                                                   ------------

            REPURCHASE AGREEMENT - 1.6%
      174   Agreement with State Street Bank & Trust Co.,
            dated April 30, 2001, 3.25% due 5/1/01,
            proceeds: $174,016; collateralized by
            Freddie Mac, valued at $178,220; (cost-$174,000) ...        174,000
                                                                   ------------

              Total Short-Term Investments (cost-$1,161,479) ...      1,166,174
                                                                   ------------

              Total Investments before options written
              (cost-$17,844,900 ) - 162.2% .....................     17,948,994
                                                                   ------------
CONTRACTS
---------
            OPTIONS WRITTEN - ( 0.7)%
   (3,000)  European Put Option 3 month LIBOR over 6.30%
              expires 1/2/04 (premium received-$109,500) .......        (76,164)
                                                                   ------------

                Total Investments, net of options written
                  (cost-$17,735,400) .................... 161.5%     17,872,830
                Liabilities in excess of other assets ... (61.5)     (6,804,248)
                                                          -----    ------------
                  Net Assets ...........................  100.0%    $11,068,582
                                                          =====    ============

----------

(a) All or partial amount segregated as collateral for when-issued or delayed-delivery securities.

(b) When-issued or delayed-delivery security. To be delivered/settled after April 30, 2001.

(c) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors. At April 30, 2001, these securities amounted to $647,031 or 5.8% of net assets.

(d)  Non-income producing security.


Glossary:
---------
FRN   - Floating Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on April 30, 2001.

GDR   - Global Depositary Receipts

IO    - Interest only

LIBOR - London Interbank Offered Rate

VRN   - Variable Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on April 30, 2001.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                      FISH
                                    SERIES M
                            SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2001
                                   (UNAUDITED)

PRINCIPAL
  AMOUNT
  (000)                                                               VALUE
---------                                                          ------------
            U.S. GOVERNMENT AGENCY SECURITIES - 178.3%
            FEDERAL NATIONAL MORTGAGE ASSOCIATION - 62.0%
$   4,500     6.00%, 5/14/31 (a) ...............................   $  4,341,105
    2,403     7.50%, 7/1/29-9/1/29 (b) .........................      2,455,264
                                                                   ------------
                                                                      6,796,369
                                                                   ------------
            FREDDIE MAC - 26.8%
    2,906     7.00%, 4/1/29-6/1/30 (b) .........................      2,935,746
                                                                   ------------

            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 89.5%
    4,380     7.50%, 11/15/29 (b) ..............................      4,485,658
    5,200     7.50%, 5/21/31 (a) ...............................      5,323,500
                                                                   ------------
                                                                      9,809,158
                                                                   ------------
                Total U.S. Government Agency Securities
                (cost-$19,365,032) .............................     19,541,273
                                                                   -------------

            MORTGAGE-RELATED SECURITIES - 2.1%
      134   GMAC Mortgage Corp. Loan Trust
              6.75%, 8/25/29 (b) ...............................        130,283
      100   Prudential Home Mortgage Securities
              6.75%, 11/25/25 (b) ..............................         99,035
                                                                   ------------
                Total Mortgage-Related Securities
                (cost-$214,663) ................................        229,318
                                                                   ------------

            SHORT-TERM INVESTMENTS - 8.8%
            COMMERCIAL PAPER - 5.4%
      300   Gannet Co., Inc.,
              5.00%, 5/9/01 (b) ................................        299,667
      200   General Electric Capital Corp.,
              4.18%, 8/14/01 (b) ...............................        197,356
      100   Morgan Stanley Dean Witter & Co.,
              4.94%, 5/17/01 (b) ...............................         99,780
                                                                   ------------
              Total Commercial Paper (cost-$597,009) ...........        596,803
                                                                   ------------

            U.S. TREASURY BILLS - 0.2%
       25     4.52%, 5/17/01, (cost-$24,950) ...................         24,950
                                                                   ------------

            REPURCHASE AGREEMENT - 3.2%
      345   Agreement with State Street Bank & Trust Co.,
              dated April 30, 2001, 3.25% due 5/1/01,
              proceeds: $345,031; collateralized by
              Freddie Mac, valued at $356,439;
              (cost-$345,000) ..................................        345,000
                                                                   ------------
                Total Short-Term Investments (cost-$966,959) ...        966,753
                                                                   ------------

                Total Investments before options written
                (cost-$20,546,654) - 189.2% ....................     20,737,344
                                                                   ------------
CONTRACTS
---------
                        OPTIONS WRITTEN - ( 0.7)%
   (3,000)  European Put Option 3 month LIBOR over 6.30%
              expires 1/2/04 (premium received-$109,500) .......        (76,164)
                                                                   ------------
                Total Investments, net of options written
                  (cost-$20,437,154) ...................  188.5%   $ 20,661,180
                Liabilities in excess of other assets ..  (88.5)     (9,698,728)
                                                          -----    ------------
                  Net Assets ...........................  100.0%   $ 10,962,452
                                                          =====    ============

----------
(a) When-issued or delayed-delivery security. To be delivered/settled after April 30, 2001.
(b)  Segregated as collateral for when-issued or delayed-delivery securities.
(c)  Non-incoming producing.

Glossary:
--------
LIBOR - London Interbank Offered Rate

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                      FISH
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 APRIL 30, 2001
                                   (UNAUDITED)

Assets:                                                  SERIES C      SERIES M
                                                       -----------   -----------
Investments, at value (cost-$17,844,900 and
  $20,546,654, respectively) .......................   $17,948,994   $20,737,344
Cash ...............................................            --           719
Receivable for forward foreign exchange contracts ..         1,323            --
Variation margin receivable ........................            --         2,188
Interest receivable ................................       211,219        60,692
Net unrealized appreciation on swaps ...............        13,028            --
                                                       -----------   -----------
  Total Assets .....................................    18,174,564    20,800,943
                                                       -----------   -----------

LIABILITIES:
Due to custodian ...................................         2,426            --
Payable for investments purchased ..................     6,957,286     9,700,063
Options written, at value (premium received -
  $109,500 for each Series) ........................        76,164        76,164
Variation margin payable ...........................           438            --
Dividend payable ...................................        69,668        62,264
                                                       -----------   -----------
  Total Liabilities ................................     7,105,982     9,838,491
                                                       -----------   -----------

    Net Assets .....................................   $11,068,582   $10,962,452
                                                       ===========   ===========

COMPOSITION OF NET ASSETS:
Beneficial interest shares of  $0.001 par value
  (unlimited number authorized) ....................         1,039         1,026
Paid-in-capital in excess of par ...................    10,436,515    10,436,420
Undistributed net investment income ................         7,480            --
Accumulated net realized gain ......................       539,923       357,540
Net unrealized appreciation of investments,
  future contracts, options written, swaps and
  other assets and liabilities denominated in
  foreign currency .................................        83,625       167,466
                                                       -----------   -----------

    Net Assets .....................................   $11,068,582   $10,962,452
                                                       ===========   ===========

Shares outstanding .................................     1,039,328     1,025,795
                                                       -----------   -----------

NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER share .......................   $     10.65   $     10.69

================================================================================

                                      FISH
                            STATEMENTS OF OPERATIONS
                     FOR THE SIX MONTHS ENDED APRIL 30,2001
                                   (UNAUDITED)

Investment Income:                                       SERIES C      SERIES M
                                                       -----------   -----------

  Interest .........................................   $   414,637   $   385,654

EXPENSES ...........................................            --            --

                                                       -----------   -----------
  Net investment income ............................       414,637       385,654
                                                       -----------   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS, FUTURES CONTRACTS, OPTIONS
  WRITTEN, SWAP CONTRACTS AND FOREIGN
  CURRENCY TRANSACTIONS:

Net realized gain (loss) on:
     Investments ...................................       522,636       358,134
     Futures contracts .............................        49,527            --
     Options written ...............................       (26,387)           --
     Foreign currency transactions .................        (4,094)           --
Net change in unrealized appreciation/depreci-
  ation of investments, futures contracts,
  options written, swaps and foreign currency
  transactions .....................................        81,441        59,248
                                                       -----------   -----------

  Net realized and unrealized gain .................       623,123       417,382
                                                       -----------   -----------

Net increase in net assets resulting from
  investment operations ............................   $ 1,037,760   $   803,036
                                                       ===========   ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                      FISH
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                      --------------------------
                                                              SERIES C
                                                      --------------------------
                                                                        FOR
                                                                     THE PERIOD
                                                                      MARCH 17,
                                                       SIX MONTHS       2000*
                                                          ENDED        THROUGH
                                                     APRIL 30, 2001  OCTOBER 31,
                                                       (UNAUDITED)       2000
                                                       -----------   -----------
INVESTMENT OPERATIONS:
Investment income ..................................  $   414,637   $   261,510
Net realized gain on investments, futures
  contracts, options written, and foreign
  currency transactions ............................      541,682        86,614
Net change in unrealized appreciation/depreci-
  ation of investments, futures contracts,
  options written, swaps and foreign currency
  transactions .....................................       81,441         2,184
                                                      -----------   -----------
  Net increase in net assets resulting from
    investment operations ..........................    1,037,760       350,308
                                                      -----------   -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ..............................     (414,637)     (261,510)
Net realized gains .................................      (80,893)           --
                                                      -----------   -----------
  Total dividends and distributions to shareholders      (495,530)     (261,510)
                                                      -----------   -----------

SHARE TRANSACTIONS:
Net proceeds from the sale of shares ...............      130,158    10,257,396
                                                      -----------   -----------
    Total increase in net assets ...................      672,388    10,346,194

NET ASSETS:
Beginning of period ................................   10,396,194        50,000
                                                      -----------   -----------


End of period (including undistributed net
  investment income of $7,480 at the end of
  both periods) ....................................  $11,068,582   $10,396,194
                                                      ===========   ===========

SHARES ISSUED AND REDEEMED:
Issued .............................................       12,119     1,022,209
Redeemed ...........................................           --            --
                                                      -----------   -----------
  Net increase .....................................       12,119     1,022,209
                                                      ===========   ===========


                                                      --------------------------
                                                               SERIES M
                                                      --------------------------
                                                                        FOR
                                                                     THE PERIOD
                                                                      MARCH 17,
                                                       SIX MONTHS       2000*
                                                          ENDED        THROUGH
                                                     APRIL 30, 2001  OCTOBER 31,
                                                       (UNAUDITED)       2000
                                                       -----------   -----------
INVESTMENT OPERATIONS:
Investment income .................................  $  385,654     $  264,170
Net realized gain on investments ..................     358,134        180,819
Net change in unrealized appreciation/depreci-
  ation of investments, futures contracts
  and options written .............................      59,248        108,218
                                                     ----------     ----------
  Net increase in net assets resulting from
    investment operations .........................     803,036        553,207
                                                     ----------     ----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .............................    (386,127)      (263,697)
Net realized gains ................................    (181,413)            --
                                                     ----------     ----------
    Total dividends and distributions
      to shareholders .............................    (567,540)      (263,697)
                                                     ----------     ----------

SHARE TRANSACTIONS:
Net proceeds from the sale of shares ..............     130,050     10,257,396
                                                     ----------     ----------
    Total increase in net assets ..................     365,546     10,546,906

NET ASSETS:
Beginning of period ...............................  10,596,906         50,000
                                                     ----------     ----------

End of period (includes undistributed net
  investment income of $473 at October 31, 2000) ..  $10,962,452    $10,596,906
                                                     ==========     ==========

SHARES ISSUED AND REDEEMED:
Issued ............................................      12,086      1,008,709
Redeemed ..........................................          --             --
                                                     ----------     ----------
  Net increase ....................................      12,086      1,008,709
                                                     ==========     ==========

----------
*Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                      FISH
                              FINANCIAL HIGHLIGHTS

                                                      --------------------------
                                                              SERIES C
                                                      --------------------------
                                                                        FOR
                                                                     THE PERIOD
                                                                      MARCH 17,
                                                       SIX MONTHS       2000*
                                                          ENDED        THROUGH
                                                     APRIL 30, 2001  OCTOBER 31,
                                                       (UNAUDITED)       2000
                                                       -----------   -----------

Net asset value, beginning of period ..............  $    10.12     $    10.00
                                                     ----------     ----------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income .............................        0.40           0.45
Net realized and unrealized gain on investments,
  futures contracts, options written,
  swaps and foreign currency transactions .........        0.61           0.12
                                                     ----------     ----------
    Total income from investment operations .......        1.01           0.57
                                                     ----------     ----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .............................       (0.40)         (0.45)
Net realized gains ................................       (0.08)            --
                                                     ----------     ----------
  Total dividends and distributions to shareholders       (0.48)         (0.45)
                                                     ----------     ----------

Net asset value, end of period ....................  $    10.65     $    10.12
                                                     ==========     ==========
TOTAL RETURN (1) ..................................       10.13%          5.79%
                                                     ----------     ----------

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .................  $   11,069     $   10,396
Ratio of expenses to average net assets (2) .......        0.00%          0.00%
Ratio of net investment income to average
  net assets (2) ..................................        7.71%          7.04%
Portfolio Turnover ................................         312%           547%

                                                      --------------------------
                                                              SERIES M
                                                      --------------------------
                                                                        FOR
                                                                     THE PERIOD
                                                                      MARCH 17,
                                                       SIX MONTHS       2000*
                                                          ENDED        THROUGH
                                                     APRIL 30, 2001  OCTOBER 31,
                                                       (UNAUDITED)       2000
                                                       -----------   -----------

Net asset value, beginning of period ..............  $    10.45     $    10.00
                                                     ----------     ----------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income .............................        0.38           0.45
Net realized and unrealized gain on investments,
  futures contracts and options written ...........        0.42           0.45
                                                     ----------     ----------
  Total income from investment operations .........        0.80           0.90
                                                     ----------     ----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .............................       (0.38)         (0.45)
Net realized gains ................................       (0.18)            --
                                                     ----------     ----------
  Total dividends and distributions to shareholders       (0.56)         (0.45)
                                                     ----------     ----------

Net asset value, end of period ....................  $    10.69     $    10.45
                                                     ==========     ==========
TOTAL RETURN (1) ..................................        7.76%          9.16%
                                                     ----------     ----------

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .................  $   10,962     $   10,597
Ratio of expenses to average net assets (2) .......        0.00%          0.00%
Ratio of net investment income to average
  net assets (2) ..................................        7.16%          7.00%
Portfolio Turnover ................................         511%           930%

----------
*    Commencement of operations.
(1) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2)  Annualized

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                      FISH
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2001
                                   (UNAUDITED)


(1)  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Fixed Income SHares ("FISH" or the "Trust"), was organized as a Massachusetts business trust on November 3, 1999 and offers two series of shares: Series C and Series M (the "Portfolios"). Prior to commencing operations on March 17, 2000, the Trust had no operations other than matters relating to its organization and registration as a non-diversified, open-end investment company under the Investment Company Act of 1940, as amended, and the sale and issuance to PIMCO Advisory Services of 10,000 shares of beneficial interest at an aggregate purchase price of $100,000. The Portfolios are authorized to issue an unlimited number of shares of beneficial interest at $0.001 par value.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements:

 (A)  SECURITY VALUATION

Securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sale price, or if no sale is reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

 (B)  SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon after the ex-dividend date, as the Portfolios, using reasonable diligence, become aware of such dividends. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on an accrual basis.

 (C)  FEDERAL INCOME TAXES

The Portfolios intend to distribute all of their taxable income and comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Portfolios intend not to be subject to U.S. federal excise tax.

                                      FISH
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2001
                             (UNAUDITED) (CONTINUED)


(1)  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

 (D) DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually. The Portfolios record dividends and distributions to shareholders on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification.

 (E)  FOREIGN CURRENCY TRANSLATION - SERIES C

The books and records of Series C are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

Series C does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, Series C does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

 (F)  FUTURES CONTRACTS

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The Portfolios invest in futures contracts for both hedging and investment purposes. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

                                      FISH
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2001
                             (UNAUDITED) (CONTINUED)


(1)  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

 (F)  FUTURES CONTRACTS (CONCLUDED)

Transactions in futures contracts during the six months ended April 30, 2001 were as follows:

SERIES C:


                                           Cost on         Value      Unrealized
                  # of      Expiration   Origination     April 30,     Depreci-
Type            Contracts      Date          Date          2001          ation
----            ---------   ----------   -----------     ---------    ----------

Long: U.S.
Treasury Bond      28         6/30/01    $2,960,914     $2,905,875      $55,039
                                                                        =======


SERIES M:

Long: U.S.
Treasury Bond      10         6/30/01    $1,060,436     $1,004,688      $55,748
                                                                        =======

 (G)  OPTION TRANSACTIONS

For hedging purposes, each Portfolio may purchase and write (sell) put and call options on equity, fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, a Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written could result in a Portfolio purchasing a security or currency at a price different from the current market value.

                                      FISH
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2001
                             (UNAUDITED) (CONTINUED)


(1)  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

 (G)  OPTION TRANSACTIONS (CONCLUDED)

Transactions in options written during the six months ended April 30, 2001 were as follows: SERIES C:
                                                      Contracts        Premiums
                                                     -----------      ---------
Options outstanding at October 31, 2000 ........              --             --
Options written ................................      13,000,000      $ 471,500
Options terminated in closing purchase
  transactions .................................     (10,000,000)      (362,000)
                                                     -----------      ---------
Options outstanding at April 30, 2001 ..........       3,000,000      $ 109,500
                                                     ===========      =========

SERIES M:

Options outstanding at October 31, 2000 ........              --             --
Options written ................................       3,000,000      $ 109,500
                                                     -----------      ---------
Options outstanding at April 30, 2001 ..........       3,000,000      $ 109,500
                                                     ===========      =========


(H)  FORWARD FOREIGN EXCHANGE CONTRACTS - SERIES C

Series C enters into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the investment or anticipated investment in securities denominated in foreign currencies. Series C may also enter these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains and losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Transactions in forward foreign exchange contracts purchased during the six months ended April 30, 2001 were as follows:



                                 U.S.$ Value on     U.S.$ Value      Unrealized
                                Origination Date   April 30, 2001   Appreciation
                                ----------------   --------------   ------------
Euro Currency, settling 6/5/01      $344,546          $345,868         $1,323
                                                                       ======

                                      FISH
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2001
                             (UNAUDITED) (CONTINUED)


(1)  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

 (I)  INFLATION-INDEXED BONDS

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive principal until maturity.

 (J)  DELAYED-DELIVERY TRANSACTIONS

The Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

 (K)  REPURCHASE AGREEMENTS

The Portfolios' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

 (L)  RESTRICTED SECURITIES

The Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

 (M)  SWAP AGREEMENTS

A swap is an agreement between two parties to exchange a series of cash flows at specified intervals. Based on a notional amount, each party pays an interest rate or the change in the value of a security. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain of loss is included in net unrealized appreciation or depreciation on investments. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Portfolio's basis in the swap and the proceeds of the closing transaction, including any fees. During the period that the swap agreement is open, Portfolio may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

                                      FISH
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2001
                             (UNAUDITED) (CONTINUED)


(1)  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

 (M)  SWAP AGREEMENTS (CONCLUDED)

Series C - Transactions in interest rate swaps agreements during the six months ended April 30, 2001 were as follows:

                                                               Rate Type
                                          ----------------------------------------------------
                           Notional                                                                Unrealized
    Swap                    Amount        Termination     Payments made by    Payment received    Appreciation
Counterparty               (in 000)           Date          the Portfolio      the Portfolio     (Depreciation)
-----------                --------       -----------     ----------------    ----------------    ------------
Goldman
Sachs & Co.                 GBP 400          6/16/02             5.20%         6 Month LIBOR         $(2,291)
-----------                 -------          -------             -----         -------------         --------


Goldman
Sachs & Co                  GBP 100          2/2/04           6 Month LIBOR          5.633%              298

Goldman
Sachs & Co                  GBP 400          3/16/04          6 Month LIBOR           5.26%             (227)

Goldman
Sachs & Co                  US$ 500          6/15/06          3 Month LIBOR           6.00%            6,675


Morgan Stanley Dean
Witter & Co.                GBP 200          2/2/04           6 Month LIBOR          5.626%              564

Morgan Stanley
Dean Witter & Co.           US$ 500          6/15/06          3 Month LIBOR           6.00%            8.009
                                                                                                     -------
                                                                                                     $13,028
                                                                                                     =======

Series M did not have any interest rate swap transactions during the six months ended April 30, 2001.

----------
GBP   - Great British Pounds
LIBOR - London Interbank Offered Rate


(2)  INVESTMENT TRANSACTIONS

 (A)  COST OF INVESTMENTS

At April 30, 2001, the cost of investments for federal income tax purposes was $17,844,900 for Series C and $20,546,654 for Series M. Accordingly, the composition of net unrealized appreciation was as follows:

                                                                       Net
                         Gross                   Gross              Unrealized
                      Appreciation           Depreciation          Appreciation
                      ------------           ------------          ------------
Series  C:              $386,764                $249,334             $137,430
Series M :              $277,139                  $53,925            $223,214

                                      FISH
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2001
                             (UNAUDITED) (CONTINUED)


(2)  INVESTMENT TRANSACTIONS (CONCLUDED)

 (B)  PURCHASE AND SALES OF INVESTMENTS

For the six months ended April 30, 2001, purchases and sales of investments, other than short-term securities, were as follows:

                                           Purchases                    Sales
Series  C:                                $52,438,791                $51,250,329
Series M:                                $102,358,443               $101,777,490


(3)  CAPITAL STOCK

The following schedule details shareholders owning 5% or more of the Portfolios and the percentage of each Portfolio held by such shareholder at April 30, 2001:


                                                    OWNERSHIP PERCENTAGE
Series C:
  PIMCO Advisory Services                                  91.1%
  Barbara Sinatra Childrens Center                           8.9

Series M:
  PIMCO Advisory Services                                  91.1%
  Barbara Sinatra Childrens Center                           8.9

                                      FISH
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2001
                             (UNAUDITED) (CONTINUED)


(4)  RELATED PARTY TRANSACTIONS (CONCLUDED)

 (A)  INVESTMENT ADVISER/SUB-ADVISER

PIMCO Advisors L.P. (the "Adviser") serves as the investment adviser to the Portfolios pursuant to an Investment Advisory agreement between the Adviser and the Trust. Pursuant to a Portfolio Management Agreement, the Adviser employs Pacific Investment Management Company LLC ("PIMCO" or the "Sub-Adviser"), an affiliate of the Adviser, to serve as sub-adviser and provide investment advisory services to the Portfolios. The Adviser receives no investment advisory or other fees from the Portfolios and at its own expense pays the fees of the Sub-Adviser.

 (B)  ADMINISTRATOR

PIMCO Advisory Services (the "Administrator") serves as administrator to the Portfolios pursuant to an administration agreement ("Administration Agreement") with the Trust. The Administrator provides or procures certain administrative services to the Portfolios. In addition, the Administrator arranges at its own expense for the provision of legal, audit, custody, transfer agency and other services required for the ordinary operation of the Portfolios, and is responsible for printing, trustees fees, and other Portfolio costs. Under the Administration Agreement, the Administrator has agreed to provide or procure these services, and to bear these expenses at no charge to the Portfolios.

 (C)  DISTRIBUTOR

PIMCO Funds Distributors LLC, ("the Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Trust's shares. Pursuant to a distribution agreement with the Trust, the Adviser on behalf of the Portfolios pays the Distributor.

(5)  ACQUISITION BY ALLIANZ AG

On May 5, 2000, Allianz AG completed the acquisition of approximately 70% of the outstanding partnership interests of the Adviser of which the Sub-Adviser is a subsidiary partnership. As a result of this transaction, the Adviser and its subsidiaries, are now controlled by Allianz AG, a leading provider of financial services, particularly in Europe. The Adviser/Sub-Adviser remain operationally independent, and continue to operate under their existing names, and PIMCO now leads the global fixed income efforts of Allianz AG. Certain key employees, including PIMCO's Bill Gross, have signed long-term employment contracts and have significant profit-sharing and retention arrangements to ensure continuity of the investment process and staff.